UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:          811-4474

NAME OF REGISTRANT:                          VANGUARD CALIFORNIA TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                       PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:       ANNE E. ROBINSON
                                             PO BOX 876
                                             VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:   (610) 669-1000

DATE OF FISCAL YEAR END:                     NOVEMBER 30

DATE OF REPORTING PERIOD:                    JULY 1, 2021 - JUNE 30, 2022

 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 81104474A
Reporting Period: 07/01/2021 - 06/30/2022
VANGUARD CALIFORNIA TAX-FREE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




============ VANGUARD CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND =============


NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651405
Meeting Date: NOV 17, 2021   Meeting Type: Annual
Record Date:  SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


--------------------------------------------------------------------------------

NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651876
Meeting Date: NOV 17, 2021   Meeting Type: Annual
Record Date:  SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 26, 2022
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845) and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.